Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,303,118
Investment, number of shares	671,367	710,380
Dividends	$ 9,243,698
Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	389,128
Managed account fees	808,951
Change in net asset available for benefit decrease from fiduciary account fees	60,049
EBP, Employer, Common Stock | Employee benefit plan sponsoring employer
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 1,838,703